Stockholders' Equity Disclosure (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 30, 2020
Common stock shares authorized	1,000,000,000		1,000,000,000
Common stock par value per share	$ 0.00001		$ 0.00001
Preferred stock shares authorized	51		51
Preferred stock par value per share	$ 0.00001		$ 0.00001
Common stock issued and outstanding	90,823,799		19,289,141
Reverse stock split of common stock		1-for-10,000 reverse stock split
Preferred stock issued and outstanding	51		51
Issuance of stock for debt conversion, value	$ 223,657	$ 15,318
Issuance of stock for services, value	148,000
Issuance of stock for cash, value	$ 170,061
Retired to treasury, shares	17,000,000
Issuance of stock for deferred compensation, value		$ 2,890,000
Mar 27, 2020 - 111 Recovery Debt Conversion
Shares of common stock issued for debt conversion	1,160,804
Issuance of stock for debt conversion, value	$ 23,100
Jan 27, 2020 - Betsy for services
Issuance of stock for services, shares issued	1,000,000
Issuance of stock for services, value	$ 37,000
Jan 27, 2020 - Cole for services
Issuance of stock for services, shares issued	1,000,000
Issuance of stock for services, value	$ 37,000
Jan 27, 2020 - Patrick for services
Issuance of stock for services, shares issued	1,000,000
Issuance of stock for services, value	$ 37,000
Jan 27, 2020 - Vesthi for services
Issuance of stock for services, shares issued	1,000,000
Issuance of stock for services, value	$ 37,000
May 1, 2020 - RB Capital Debt Conversion
Shares of common stock issued for debt conversion	1,200,000
Issuance of stock for debt conversion, value	$ 1,200
May 22, 2020 - Actus Fund for Accrued Expenses
Shares of common stock issued for debt conversion	500,000
Issuance of stock for debt conversion, value	$ 6,900
Jul 30, 2020 - 111 Recovery Debt Conversion
Shares of common stock issued for debt conversion	1,783,784
Issuance of stock for debt conversion, value	$ 6,600
Aug 14, 2020 - 111 Recovery Debt Conversion
Shares of common stock issued for debt conversion	2,117,647
Issuance of stock for debt conversion, value	$ 7,200
Sep 1, 2020 - Sold to Trillium Partners
Issuance of stock for cash, shares	3,583,400
Issuance of stock for cash, value	$ 25,084
Sep 2, 2020 - 111 Recovery Debt Conversion
Shares of common stock issued for debt conversion	2,218,750
Issuance of stock for debt conversion, value	$ 7,100
Sep 4, 2020 - Actus Fund Debt Conversion
Shares of common stock issued for debt conversion	2,408,500
Issuance of stock for debt conversion, value	$ 7,515
Sep 11, 2020 - 111 Recovery Accrued Interest Conversion
Shares of common stock issued for debt conversion	2,206,897
Issuance of stock for debt conversion, value	$ 6,400
Sep 11, 2020 - Sold to Trillium Partners
Issuance of stock for cash, shares	4,427,000
Issuance of stock for cash, value	$ 30,989
Sep 14, 2020 - Crown Bridge Debt Conversion
Shares of common stock issued for debt conversion	2,000,000
Issuance of stock for debt conversion, value	$ 5,040
Sep 16, 2020 - 111 Recovery Accrued Interest Conversion
Shares of common stock issued for debt conversion	2,206,897
Issuance of stock for debt conversion, value	$ 6,400
Oct 7, 2020 - Sold to Trillium Partners
Issuance of stock for cash, shares	4,609,000
Issuance of stock for cash, value	$ 32,263
Oct 9, 2020 - Actus Fund Debt Conversion
Shares of common stock issued for debt conversion	3,410,399
Issuance of stock for debt conversion, value	$ 6,753
Oct 22, 2020 - Crown Bridge Debt Conversion
Shares of common stock issued for debt conversion	3,000,000
Issuance of stock for debt conversion, value	$ 3,255
Oct 27, 2020 - 111 Recovery Accrued Interest Conversion
Shares of common stock issued for debt conversion	3,142,857
Issuance of stock for debt conversion, value	$ 6,600
Oct 30, 2020 - 111 Recovery Accrued Interest Conversion
Shares of common stock issued for debt conversion	3,857,143
Issuance of stock for debt conversion, value	$ 8,100
Nov 2, 2020 - Actus Fund Debt Conversion
Shares of common stock issued for debt conversion	3,887,096
Issuance of stock for debt conversion, value	$ 7,697
Nov 4, 2020 - Actus Fund Debt Conversion
Shares of common stock issued for debt conversion	4,723,500
Issuance of stock for debt conversion, value	$ 8,462
Nov 3, 2020 - 111 Recovery Accrued Interest Conversion
Shares of common stock issued for debt conversion	1,500,212
Issuance of stock for debt conversion, value	$ 3,901
Nov 3, 2020 - Sold to Continuation Capital
Issuance of stock for cash, shares	3,500,000
Issuance of stock for cash, value	$ 24,500
Nov 24, 2020 - Actus Fund Debt Conversion
Shares of common stock issued for debt conversion	4,736,300
Issuance of stock for debt conversion, value	$ 9,947
Dec 15, 2020 - PEO returned to Treasury
Retired to treasury, shares	17,000,000
Dec 15, 2020 - Sold to Trillium Partners
Issuance of stock for cash, shares	8,175,000
Issuance of stock for cash, value	$ 57,225
Oct 19, 2019 - PEO
Issuance of stock for deferred compensation, shares issued		17,000,000
Issuance of stock for deferred compensation, value		$ 2,890,000
Nov 27, 2019 - Illiad Conversion
Shares of common stock issued for debt conversion	1,750,000
Issuance of stock for debt conversion, value	$ 15,318